UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2004

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Waddell & Reed Advisors International Growth Fund, Inc.

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

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Date of fiscal year end: June 30

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Date of reporting period: December 31, 2003

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed Advisors Funds

International Growth Fund

Semiannual Report
December 31, 2003

CONTENTS

3	President's Letter
5	Performance Summary
7	Portfolio Highlights
8	Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
25	Independent Auditors' Report

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors International Growth Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors International Growth Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF INTERNATIONAL GROWTH FUND

December 31, 2003

Dear Shareholder

Enclosed is our report on your Fund's operations for the six months ended December 31, 2003.

2003 turned out to be an exceptionally good year for the stock market. As the year began many analysts were worried that we could have a fourth rough year. Instead, the S&P was up 29 percent and the Dow, which experienced its best year since 1996, was up 25 percent.

Why was it so good?

A number of developments drove the positive performance. Combat in Iraq ended quickly, which enabled President Bush to focus on the economy. The Federal Reserve, the Bush Administration and the Treasury took very aggressive actions in an effort to right a deteriorating economic situation. The Fed engineered a dramatic reduction in long-term interest rates. The Treasury engineered a decline in the value of the dollar. The Administration engineered a significant reduction in taxes on capital gains, dividend income and on wages and salaries. These actions were quickly recognized by the stock market as highly likely to successfully energize the economy. The stock market began to anticipate positive change in early April and really caught on by early May. A huge rally ensued. Policy initiatives caused the economy to improve sharply early in the third quarter of 2003. GDP rose more than 8 percent from July to September. With the economy improving dramatically, corporate profits started to improve and stock prices followed profits.

Looking ahead

We believe that there remain numerous benefits yet to play out for the economy from the action taken last year. The Federal Reserve appears determined to keep interest rates low. As much as $80 billion from tax rebates will go into consumer pockets in the first half of 2004. Finally, we feel that the dollar decline will shortly start to have a positive impact on export growth.

Further, we feel that there are some new developments that will likely help the economy. I believe we will see some improvement in capital spending because accelerated depreciation schedules, part of the stimulus package, expire at year-end. Also, business has been satisfying greater than expected consumer demand by depleting inventories. Replenishing these have now become necessary, further boosting industrial production as this occurs.

Of course there are always some wild cards that come into play when looking forward. If inflation begins to rear its ugly head in the form of meaningful acceleration in wages and salaries there is a risk that the Fed will have to back off of its current easy stance on interest rates. As of now, there are no signs of this occurring.

The outcome of the presidential election could also be important. Most feel that the President will be reelected. Should that not occur, there will be concern over Bush tax initiatives being reversed. Lower withholding rates, the elimination of estate taxes and the reduction in capital gains and dividend income tax rates have all had a very positive impact on the economy.

Finally, until recently China has been thought of as the icing on the world economic growth re-acceleration cake. Some now argue that China is the cake. Important incremental demand is coming from China. China may be overheating and a slowdown is possible. World growth expectations might then get modified.

Caveats aside, it looks as if the economy will be quite strong in the first half of 2004. The second half of the year should also be solid in our opinion, though maybe not as strong as the first half.

Of course, none of this is a sure thing. Whichever way the financial markets turn, we firmly believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. It's also important to keep in mind that while markets change, the basic principles of investing do not. Diversifying your portfolio, maintaining a long-term perspective and periodically reviewing your asset allocation can help you manage market fluctuations and more effectively work toward your goals.

Respectfully,

Henry J. Herrmann
President

The opinions expressed in this letter are those of the President of Waddell & Reed Advisors International Growth Fund, Inc. and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND

GOALS

International Growth Fund

Seeks, as a primary goal, long-term appreciation of capital. As a secondary goal, the Fund seeks current income.

Strategy

International Growth Fund invests primarily in common stocks of foreign companies that Waddell & Reed Investment Management Company believes have the potential for long-term growth represented by economic expansion within a country or region, as well as the privatization and/or the restructuring of particular industries. The Fund primarily invests in issuers of developed countries and may invest in companies of any size.

Founded

1970

Scheduled Dividend Frequency

Semiannually (June and December)

Performance Summary - Class A Shares

Per Share Data

For the Six Months Ended December 31, 2003

Dividends paid	$0.08

Net asset value on
12-31-03	$5.97
6-30-03	5.16

Change per share	$0.81

      Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return(A)

	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)

1-year period ended 12-31-03	14.55%	21.54%	15.75%	19.75%
5-year period ended 12-31-03	-3.15%	-2.00%	-	-
10-year period ended 12-31-03	4.68%	5.30%	-	-
Since inception of Class(F)	-	-	-6.06%	-5.75%
(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)

Period	Class C(B)	Class Y(C)

1-year period ended 12-31-03	20.33%	22.36%
5-year period ended 12-31-03	-	-1.55%
10-year period ended 12-31-03	-	-
Since inception of Class(D)	-5.37%	5.17%
(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)
 (C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
 (D)10-5-99 for Class C shares and 9-27-95 for Class Y shares (the date on which shares were first acquired by shareholders). International investing involves special risks, including political, economic and currency risks.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH FUND

Portfolio Highlights

On December 31, 2003, Waddell & Reed Advisors International Growth Fund, Inc. had net assets totaling $797,089,706 invested in a diversified portfolio of:

94.25%	Common Stocks
3.96%	Cash and Cash Equivalents
1.79%	Other Government Security

As a shareholder of Waddell & Reed Advisors International Growth Fund, Inc., for every $100 you had invested on December 31, 2003, your Fund was invested by geographic region and by industry, respectively, as follows:

Europe	$68.90
Pacific Basin	$21.61
Cash and Cash Equivalents	$3.96
Other Government Security	$1.79
Canada	$1.08
Scandinavia	$1.01
United States	$0.90
Mexico	$0.75

Financial Services Stocks	$29.40
Utilities Stocks	$7.44
Health Care Stocks	$6.71
Business Equipment and Services Stocks	$6.56
Energy Stocks	$6.53
Retail Stocks	$5.93
Technology Stocks	$5.75
Consumer Services Stocks	$5.27
Capital Goods Stocks	$5.02
Raw Materials Stocks	$4.06
Cash and Cash Equivalents	$3.96
Consumer Nondurables Stocks	$3.61
Consumer Durables Stocks	$3.26
Multi-Industry Stocks	$2.79
Miscellaneous Stocks	$1.92
Other Government Security	$1.79

THE INVESTMENTS OF INTERNATIONAL GROWTH FUND

December 31, 2003

COMMON STOCKS	Shares	Value

Australia - 2.13%
Australia and New Zealand Banking Group Limited	300,000	$3,992,851
News Corporation Limited (The)	1,001,280	9,037,625
Westpac Banking Corporation	330,000	3,972,300
		17,002,776
Austria - 1.56%
Erste Bank der oesterreichischen Sparkassen AG	101,000	12,466,673

Canada - 1.08%
EnCana Corporation	218,500	8,621,663

France - 9.82%
Alcatel, Class A *	280,000	3,601,802
BNP Paribas SA	300,000	18,868,262
Carrefour SA	75,000	4,112,314
Lafarge	70,000	6,226,426
Publicis Groupe S.A.	250,000	8,094,857
Sanofi-Synthelabo	60,000	4,512,962
Societe Generale, Class A	25,000	2,204,825
TF1	160,000	5,579,845
Total S.A.	90,000	16,713,833
VINCI	101,300	8,378,770
		78,293,896
Germany - 11.84%
Allianz Aktiengesellschaft, Registered Shares	145,000	18,286,819
BASF Aktiengesellschaft	150,000	8,466,528
Bayer Aktiengesellschaft	150,000	4,422,249
Deutsche Telekom AG, Registered Shares *	500,000	9,159,473
Fresenius AG	22,300	1,559,315
Henkel Kommanditgesellschaft auf Aktien	150,000	11,735,968
Linde AG	78,500	4,223,122
Munchener Ruckversicherungs - Gesellschaft Aktiengesellschaft	70,000	8,538,846
SAP Aktiengesellschaft	66,000	11,125,925
Siemens AG	210,000	16,880,140
		94,398,385
Hong Kong - 2.88%
China Mobile (Hong Kong) Limited	2,700,000	8,276,875
Hutchison Whampoa Limited, Ordinary Shares	2,000,000	14,683,531
		22,960,406
Ireland - 1.78%
DEPFA BANK plc	113,000	$14,194,159

Italy - 6.07%
Alleanza Assicurazioni S.p.A.	500,000	5,467,966
Assicurazioni Generali SpA	200,000	5,291,580
Banca Nazionale Lavoro S.p.A. *	3,600,000	8,595,038
Banco Popolare di Verona e Novara S.c. a r.l.	270,000	4,565,122
Eni S.p.A.	600,000	11,308,862
Mediaset S.p.A.	454,000	5,388,189
UniCredito Italiano SpA	1,443,800	7,785,507
		48,402,264
Japan - 15.07%
Canon Inc.	250,000	11,645,274
Dentsu Inc.	2,200	11,089,848
Fuji Photo Film Co., Ltd.	123,000	3,972,742
Funai Electric Co., Ltd.	31,000	4,256,803
Honda Motor Co., Ltd.	92,000	4,087,935
Hoya Corporation	50,000	4,592,765
Ito-Yokado Co., Ltd.	200,000	6,291,715
Mitsui Fudosan Co., Ltd.	700,000	6,325,321
NEC Corporation	850,000	6,260,443
NEC Electronics Corporation *	85,000	6,220,770
Nippon Television Network Corporation	15,000	2,230,572
Nippon Yusen Kabushiki Kaisha	1,000,000	4,527,421
Nissan Motor Co., Ltd.	315,600	3,606,015
Nomura Holdings, Inc.	850,000	14,480,747
NTT DoCoMo, Inc.	2,800	6,351,459
ORIX Corporation	100,000	8,270,712
Sumitomo Mitsui Financial Group, Inc.	700	3,731,155
Sumitomo Realty & Development Co., Ltd.	500,000	4,406,068
Takeda Chemical Industries, Ltd.	137,000	5,435,239
Toyota Motor Corporation	69,000	2,331,669
		120,114,673
Korea - 1.53%
LG Chem, Ltd.	100,000	4,616,030
Samsung Electronics Co., Ltd.	20,000	7,570,290
		12,186,320
Netherlands - 5.83%
ASML Holding N.V. *	300,000	$5,941,688
Euronext N.V.	219,000	5,537,676
ING Groep N.V., Certicaaten Van Aandelen	350,000	8,153,443
Koninklijke KPN N.V. *	600,000	4,626,353
Koninklijke Philips Electronics N.V., Ordinary Shares	400,000	11,666,674
Royal Dutch Petroleum Company	200,000	10,532,764
		46,458,598
Spain - 1.41%
Enagas, S.A.	200,000	2,167,028
Endesa S.A.	470,000	9,030,333
		11,197,361
Sweden - 1.01%
Telefonaktiebolaget LM Ericsson, Class B *	4,500,000	8,071,132

Switzerland - 11.19%
ABB Ltd *	850,000	4,306,319
Adecco S.A.	70,000	4,496,606
Baloise-Holding, Registered Shares	200,000	8,346,800
Credit Suisse Group, Registered Shares	450,000	16,453,216
Nestle S.A., Registered Shares	32,600	8,139,464
Novartis AG, Registered Shares	366,700	16,637,205
Roche Holdings AG, Genussschein	93,000	9,374,394
UBS AG	200,000	13,687,783
Zurich Financial Services *	53,600	7,709,114
		89,150,901
United Kingdom - 19.40%
BP p.l.c.	600,000	4,850,271
British Sky Broadcasting Group plc *	1,100,000	13,799,539
Compass Group PLC	1,800,000	12,205,980
GlaxoSmithKline plc	700,000	15,989,120
HSBC Holdings plc	1,090,000	17,078,022
NEXT plc	385,000	7,715,375
Reckitt Benckiser plc	738,195	16,650,785
Royal Bank of Scotland Group plc (The)	300,000	8,811,861
Standard Chartered PLC	478,000	7,868,842
tesco plc	3,700,000	17,018,330
Vedanta Resources plc (A)*	470,000	3,086,471
Vodafone Group Plc	8,000,000	19,772,260
WPP Group plc	1,000,000	9,787,983
		154,634,839
United States - 1.65%
Grupo Televisa, S.A., GDR	150,000	$5,979,000
Infosys Technologies Limited, ADS	75,000	7,154,625
		13,133,625

TOTAL COMMON STOCKS - 94.25%		$751,287,671
(Cost: $614,538,775)

OTHER GOVERNMENT SECURITY - 1.79%	Principal Amount in Thousands

Germany
Bundesschatzanweisungen Treasury Note,
2.5%, 3-18-05 (B)	EUR	11,300	$14,274,455
(Cost: $13,262,953)

TOTAL SHORT-TERM SECURITIES - 4.00%			$31,848,207
(Cost: $31,848,207)

TOTAL INVESTMENT SECURITIES - 100.04%			$797,410,333
(Cost: $659,649,935)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.04%)			(320,627)

NET ASSETS - 100.00%			$797,089,706

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.
(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the total value of this security amounted to 0.39% of net assets.

(B)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

INTERNATIONAL GROWTH FUND

December 31, 2003
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $659,650)
(Notes 1 and 3)	$797,410
Receivables:
Dividends and interest	1,901
Fund shares sold	791
Prepaid insurance premium	17

Total assets	800,119

LIABILITIES
Payable to Fund shareholders	2,358
Accrued shareholder servicing (Note 2)	316
Accrued service fee (Note 2)	147
Accrued management fee (Note 2)	18
Accrued accounting and administrative services fees (Note 2)	17
Accrued distribution fee (Note 2)	7
Other	166
Total liabilities	3,029

Total net assets	$797,090

NET ASSETS
$1.00 par value capital stock:
Capital stock	$133,576
Additional paid-in capital	1,041,262
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(3,192)
Accumulated undistributed net realized loss on investment transactions	(512,467)
Net unrealized appreciation in value of investments	137,760
Net unrealized appreciation in value of foreign currency exchange	151

Net assets applicable to outstanding units of capital	$797,090

Net asset value per share (net assets divided by shares outstanding):
Class A	$5.97
Class B	$5.76
Class C	$5.86
Class Y	$5.98
Capital shares outstanding:
Class A	124,509
Class B	3,666
Class C	1,454
Class Y	3,947
Capital shares authorized	400,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

INTERNATIONAL GROWTH FUND

For the Six Months Ended December 31, 2003
(In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $54)	$2,893
Interest and amortization	408

Total income	3,301

Expenses (Note 2):
Investment management fee	3,092
Shareholder servicing:
Class A	1,610
Class B	102
Class C	24
Class Y	15
Service fee:
Class A	803
Class B	23
Class C	9
Distribution fee:
Class A	51
Class B	69
Class C	26
Custodian fees	101
Accounting and administrative services fee	92
Legal fees	20
Audit fees	16
Other	8

Total expenses	6,061

Net investment loss	(2,760)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	17,311
Realized net loss on foreign currency transactions	(404)

Realized net gain on investments	16,907

Unrealized appreciation in value of securities during the period	104,372
Unrealized appreciation in value of foreign currency exchanges during the period	150

Unrealized appreciation in value of investments during the period	104,522

Net gain on investments	121,429

Net increase in net assets resulting from operations	$118,669

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

  INTERNATIONAL GROWTH FUND

(In Thousands)

	For the six months ended December 31, 2003	For the fiscal year ended June 30, 2003

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(2,760)	$4,314
Realized net gain (loss) on investments	16,907	(138,793)
Unrealized appreciation	104,522	41,683

Net increase (decrease) in net assets resulting from operations	118,669	(92,796)

Distributions to shareholders from (Note 1F):(1)
Net investment income:
Class A	(9,920)	(1,250)
Class B	-	-
Class C	-	-
Class Y	(438)	(119)
Realized gains on securities transactions:
Class A	-	-
Class B	-	-
Class C	-	-
Class Y	-	-

	(10,358)	(1,369)

Capital share transactions (Note 5)	10,172	(144,615)

Total increase (decrease)	118,483	(238,780)
NET ASSETS
Beginning of period	678,607	917,387

End of period	$797,090	$678,607

Undistributed net investment income (loss)	$(3,192)	$10,330

(1)See "Financial Highlights" on pages 15 - 18.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

 INTERNATIONAL GROWTH FUND

Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,
	12-31-03		2003	2002	2001	2000	1999

Net asset value, beginning of period	$5.16		$5.76	$6.79	$12.43	$9.97	$11.85

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.03	0.01	0.06	(0.04)	0.05
Net realized and unrealized gain (loss) on investments	0.91		(0.62)	(1.01)	(3.31)	3.96	(0.74)

Total from investment operations	0.89		(0.59)	(1.00)	(3.25)	3.92	(0.69)

Less distributions from:
Net investment income	(0.08)		(0.01)	(0.03)	(0.03)	(0.02)	(0.04)
Capital gains	(0.00)		(0.00)	(0.00)*	(2.36)	(1.44)	(1.15)

Total distributions	(0.08)		(0.01)	(0.03)	(2.39)	(1.46)	(1.19)

Net asset value, end of period	$5.97		$5.16	$5.76	$6.79	$12.43	$9.97

Total return(1)	17.31%		-10.25%	-14.75%	-28.74%	39.43%	-5.40%
Net assets, end of period (in millions)	$744		$642	$874	$1,128	$1,713	$1,252
Ratio of expenses to average net assets	1.64	%(2)	1.75%	1.61%	1.44%	1.41%	1.30%
Ratio of net investment income (loss) to average net assets	-0.73	%(2)	0.63%	0.17%	0.71%	-0.32%	0.52%
Portfolio turnover rate	68.10%		106.39%	120.90%	117.89%	112.68%	149.45%

*Not shown due to rounding.

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.

(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

 INTERNATIONAL GROWTH FUND

Class B Shares
 For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,				For the period from 10-4-99(1) through
	12-31-03		2003	2002	2001		6-30-00

Net asset value, beginning of period	$4.94		$5.59	$6.65	$12.34		$10.79

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.05)	(0.05)	(0.04)		(0.00)
Net realized and unrealized gain (loss) on investments	0.86		(0.60)	(1.01)	(3.29)		2.99

Total from investment operations	0.82		(0.65)	(1.06)	(3.33)		2.99

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)		(0.00)
Capital gains	(0.00)		(0.00)	(0.00)*	(2.36)		(1.44)

Total distributions	(0.00)		(0.00)	(0.00)	(2.36)		(1.44)

Net asset value, end of period	$5.76		$4.94	$5.59	$6.65		$12.34

Total return	16.60%		-11.79%	-15.78%	-29.70%	38.20%
Net assets, end of period (in millions)	$21		$16	$20	$19	$19
Ratio of expenses to average net assets	3.03	%(2)	3.22%	3.01%	2.73%	2.71	%(2)
Ratio of net investment loss to average net assets	-2.14	%(2)	-0.84%	-1.19%	-0.54%	-0.97	%(2)
Portfolio turnover rate	68.10%		106.39%	120.90%	117.89%	112.68	%(3)

*Not shown due to rounding.

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the twelve months ended June 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

INTERNATIONAL GROWTH FUND

Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,			For the period from 10-5-99(1) through
	12-31-03		2003	2002	2001	6-30-00

Net asset value, beginning of period	$5.01		$5.64	$6.68	$12.36	$10.78

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.03)	(0.02)	(0.03)	0.01
Net realized and unrealized gain (loss) on investments	0.89		(0.60)	(1.02)	(3.29)	3.01

Total from investment operations	0.85		(0.63)	(1.04)	(3.32)	3.02

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(0.00)		(0.00)	(0.00)*	(2.36)	(1.44)

Total distributions	(0.00)		(0.00)	(0.00)	(2.36)	(1.44)

Net asset value, end of period	$5.86		$5.01	$5.64	$6.68	$12.36

Total return	16.97%		-11.17%	-15.56%	-29.56%	38.43%
Net assets, end of period (in millions)	$8		$6	$8	$3	$3
Ratio of expenses to average net assets	2.59	%(2)	2.71%	2.55%	2.54%	2.50	%(2)
Ratio of net investment loss to average net assets	-1.73	%(2)	-0.42%	-0.69%	-0.32%	-0.73	%(2)
Portfolio turnover rate	68.10%		106.39%	120.90%	117.89%	112.68	%(3)

*Not shown due to rounding.

(1)Commencement of operations of the class.

(2)Annualized.

(3)For the twelve months ended June 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

INTERNATIONAL GROWTH FUND

Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,
	12-31-03		2003	2002	2001	2000	1999

Net asset value, beginning of period	$5.18		$5.78	$6.79	$12.46	$9.97	$11.85

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.06	0.04	0.09	(0.01)	0.09
Net realized and unrealized gain (loss) on investments	0.94		(0.62)	(1.01)	(3.32)	3.98	(0.74)

Total from investment operations	0.91		(0.56)	(0.97)	(3.23)	3.97	(0.65)

Less distributions from:
Net investment income	(0.11)		(0.04)	(0.04)	(0.08)	(0.04)	(0.08)
Capital gains	(0.00)		(0.00)	(0.00)*	(2.36)	(1.44)	(1.15)

Total distributions	(0.11)		(0.04)	(0.04)	(2.44)	(1.48)	(1.23)

Net asset value, end of period	$5.98		$5.18	$5.78	$6.79	$12.46	$9.97

Total return	17.74%		-9.74%	-14.28%	-28.51%	39.97%	-5.06%
Net assets, end of period (in millions)	$24		$15	$15	$14	$20	$9
Ratio of expenses to average net assets	1.06	%(1)	1.16%	1.15%	1.10%	1.12%	0.99%
Ratio of net investment income (loss) to average net assets	-0.17	%(1)	1.30%	0.73%	1.05%	0.03%	0.85%
Portfolio turnover rate	68.10%		106.39%	120.90%	117.89%	112.68%	149.45%

*Not shown due to rounding.

(1)Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors International Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is long-term appreciation. Realization of income is a secondary goal. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Forward foreign currency exchange contracts - A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are "marked-to-market" daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Fund's financial statements. Gains or losses are realized by the Fund at the time the forward contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The Fund uses forward contracts to attempt to reduce the overall risk of its investments.

E. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

F. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund paid WRSCO a monthly fee of one twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level
From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.5292 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $497,231. During the period ended December 31, 2003, W&R received $26,439 and $471 in deferred sales charges for Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $306,425 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $22,486, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $535,093,750, while proceeds from maturities and sales aggregated $453,549,188. Purchases of short-term securities aggregated $1,635,921,454, while proceeds from maturities and sales of short-term securities aggregated $1,734,113,354. No U.S. Government securities were purchased or sold during the period ended December 31, 2003.

For Federal income tax purposes, cost of investments owned at December 31, 2003 was $659,865,978, resulting in net unrealized appreciation of $137,544,355, of which $144,792,041 related to appreciated securities and $7,247,686 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended June 30, 2003 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$11,719,534
Distributed ordinary income	1,369,422
Undistributed ordinary income*	10,350,112

Realized long-term capital gains	-
Distributed long-term capital gains	-
Undistributed long-term capital gains	-

Capital loss carryover	167,974,958

Post-October losses deferred	72,787,106
*This entire amount was distributed prior to December 31, 2003.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses and net foreign currency losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

June 30, 2009	$90,150,991
June 30, 2010	198,208,780
June 30, 2011	167,974,958

Total carryover	$456,334,729

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended December 31, 2003	For the fiscal year ended June 30, 2003

Shares issued from sale of shares:
Class A
	11,918	124,341
Class B
	779	927
Class C
	544	745
Class Y
	2,873	16,702
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A
	1,690	231
Class B
	-	-
Class C
	-	-
Class Y
	76	22
Shares redeemed:
Class A
	(13,478)	(151,902)
Class B
	(396)	(1,201)
Class C
	(223)	(1,022)
Class Y
	(1,899)	(16,469)

Increase (decrease) in outstanding capital shares	1,884	(27,626)

Value issued from sale of shares:
Class A
	$64,755	$630,428
Class B
	4,073	4,500
Class C
	2,858	3,647
Class Y
	15,465	84,091
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A
	9,736	1,223
Class B
	-	-
Class C
	-	-
Class Y
	438	119
Value redeemed:
Class A
	(73,729)	(774,536)
Class B
	(2,080)	(5,666)
Class C
	(1,185)	(4,870)
Class Y
	(10,159)	(83,551)

Increase (decrease) in outstanding capital	$10,172	$(144,615)

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors International Growth Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors International Growth Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2003, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors International Growth Fund, Inc. as of December 31, 2003, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended June 30, 2003, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 17, 2004

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-  4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund

Waddell & Reed Advisors Asset Strategy Fund, Inc.

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Cash Management, Inc.

Waddell & Reed Advisors Continental Income Fund, Inc.

Waddell & Reed Advisors Core Investment Fund

Waddell & Reed Advisors Dividend Income Fund

Waddell & Reed Advisors Global Bond Fund, Inc.

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors High Income Fund, Inc.

Waddell & Reed Advisors International Growth Fund, Inc.

Waddell & Reed Advisors Limited-Term Bond Fund

Waddell & Reed Advisors Municipal Bond Fund, Inc.

Waddell & Reed Advisors Municipal High Income Fund, Inc.

Waddell & Reed Advisors New Concepts Fund, Inc.

Waddell & Reed Advisors Retirement Shares, Inc.

Waddell & Reed Advisors Science and Technology Fund

Waddell & Reed Advisors Small Cap Fund, Inc.

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.

Waddell & Reed Advisors Value Fund

Waddell & Reed Advisors Vanguard Fund, Inc.

FOR MORE INFORMATION:

Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:

WADDELL & REED CLIENT SERVICES
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, KS 66201-9217
(888) WADDELL
(888) 923-3355

Our INTERNET address is:

http://www.waddell.com

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

NUR1002SA (12-03)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors International Growth Fund, Inc.

(Registrant)

By         /s/Kristen A. Richards

         Kristen A. Richards, Vice President and Secretary

Date March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/Henry J. Herrmann

         Henry J. Herrmann, President and Principal Executive Officer

Date March 5, 2004

By         /s/Theodore W. Howard

         Theodore W. Howard, Treasurer and Principal Financial Officer

Date March 5, 2004